AUDREY L. CHENG
Assistant Vice President, Counsel
Office: (949) 219-3202
Fax: (949) 219-3706
E-mail: Audrey.Cheng@PacificLife.com
May 3, 2013
Via Electronic Transmission
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:   Pacific Select Fund
          (File Nos. 033-13954, 811-05141)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, we hereby certify on behalf of Pacific Select Fund (the “Trust”), that: (i) the forms of prospectus and statement of additional information dated May 1, 2013 that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment (“PEA”) No. 100 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of PEA No. 100 was filed electronically with the Commission on April 29, 2013.

Sincerely,

/s/ Audrey L. Cheng Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC Robin Yonis, Esq., Pacific Life Fund Advisors LLC Anthony H. Zacharski, Esq., Dechert LLP